February 26, 2010

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Division of Corporation Finance

Attention: Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	File Nos. 1-12869 and 1-1910
Form 10-K for the year ended December 31, 2009

Ladies and Gentlemen:

We are transmitting to you the Form 10-K of Constellation Energy Group, Inc. and Baltimore Gas and Electric Company for the year ended December 31, 2009 for filing under the Securities Exchange Act of 1934.

Pursuant to General Instruction D(3) of Form 10-K, we note that the financial statements included in the Form 10-K reflect a change in accounting principles relating to our method of presenting noncontrolling interests, which we adopted on January 1, 2009.

Kindly direct any notice concerning the Form 10-K or any questions or comments regarding our filing to us, Charles A. Berardesco at (410) 470-3011 or Sean J. Klein at (410) 470-5718.

Our fax number for any communication is (410) 470-2819.

Very truly yours,

/s/ Jonathan W. Thayer
Jonathan W. Thayer
Senior Vice President and Chief Financial Officer
Constellation Energy Group, Inc.

/s/ Kevin W. Hadlock
Kevin W. Hadlock
Senior Vice President and Chief Financial Officer
Baltimore Gas and Electric Company

Enclosure